Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues		$ 10,345,500		$ 25,953,200
Cost of revenues		(4,293,700)		(10,502,800)
Gross profit		6,051,800		15,450,400
Operating expenses:
Selling expenses		(6,437,900)	(4,600)	(18,501,000)	(25,700)
General and administrative expenses		(2,301,800)	(1,087,000)	(7,416,300)	(4,294,700)
Total operating expenses		(8,739,700)	(1,091,600)	(25,917,300)	(4,320,400)
Loss from operations		(2,687,900)	(1,091,600)	(10,466,900)	(4,320,400)
Other (expenses) income:
Changes in fair value of digital assets			(534,900)	2,238,700	(189,000)
Share of equity loss			(26,200)		(40,700)
Impairment of long-term investments		(546,000)		(770,800)
Interest income, net		84,800		58,200
Other (expenses) income, net		(5,600)	2,500	1,600	32,300
Total other (expenses) income, net		(466,800)	(558,600)	1,527,700	(197,400)
Loss from operations before income tax		(3,154,700)	(1,650,200)	(8,939,200)	(4,517,800)
Income tax (expenses) benefits		(400)	13,100	275,800	72,700
Net loss and comprehensive loss		(3,155,100)	(1,637,100)	(8,663,400)	(4,445,100)
Less: Net loss and comprehensive loss attributable to non-controlling interests		382,300	137,800	1,620,300	528,800
Net loss and comprehensive loss attributable to Mega Matrix Inc.’s stockholders		$ (2,772,800)	$ (1,499,300)	$ (7,043,100)	$ (3,916,300)
Loss per share:
Basic (in Dollars per share)		$ (0.08)	$ (0.05)	$ (0.23)	$ (0.14)
Diluted (in Dollars per share)		$ (0.08)	$ (0.05)	$ (0.23)	$ (0.14)
Weighted average shares used in loss per Class A Ordinary Share computations*:
Basic (in Shares)	[1]	39,207,664	31,724,631	37,176,920	31,187,818
Diluted (in Shares)	[1]	39,207,664	31,724,631	37,176,920	31,187,818

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1).